CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net profit	€ 6,630	€ 3,632	€ 3,510
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	(63)	317	(72)
Share of (losses)/gains on remeasurement of defined benefit plans for equity method investees	(5)	0	2
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	6	(4)	14
Related tax impact	7	(76)	(18)
Items relating to discontinued operations, net of tax	(9)	2	5
Total items that will not be reclassified to the Consolidated Income Statement in subsequent periods (B1)	(64)	239	(69)
Items that may be reclassified to the Consolidated Income Statements in subsequent periods:
(Losses)/gains on cash flow hedging instruments	(191)	(9)	129
Exchange gains/(losses) on translating foreign operations	268	126	(1,982)
Share of Other comprehensive (loss) for equity method investees	(15)	(103)	(121)
Related tax impact	50	(6)	(12)
Items relating to discontinued operations, net of tax	9	(91)	60
Total items that may be reclassified to the Consolidated Income Statement in subsequent periods (B2)	121	(83)	(1,926)
Total Other comprehensive income/(loss), net of tax (B1)(B2)(B)	57	156	(1,995)
Total Comprehensive income (A)(B)	6,687	3,788	1,515
Total Comprehensive income attributable to:
Owners of the parent	6,676	3,763	1,491
Non-controlling interests	11	25	24
Total Comprehensive income (A)(B)	6,687	3,788	1,515
Total Comprehensive income attributable to owners of the parent:
Continuing operations	2,749	3,558	1,212
Discontinued operations	3,927	205	279
Owners of the parent	€ 6,676	€ 3,763	€ 1,491